RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Narrative) (Details) - Board of Directors and officers and enterprises [Member] - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses	$ 816,811	$ 509,731
Receivables from related parties (related to rent and office expenses)	$ 9,516	$ 21,385